Stock Based Compensation Plans:	3 Months Ended
Mar. 31, 2014
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 8.          Stock Based Compensation Plans:

Equity Incentive Plans

The shareholders approved on June 27, 2012, the 2012 Equity Incentive Plan (the "2012 Plan") to replace the Company's previous equity incentive plans: the 1997 Equity Incentive Plan (the "1997 Plan") and the 2008 Venezuelan Equity Incentive Plan (the "Venezuelan Plan"), both of which were terminated as they relate to future stock option grants. The 2012 Plan permits the grants of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. As of March 31, 2014 there were 2,200,515 options available for grant. The Company provides newly issued shares to satisfy stock option exercises. The grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Company's board of directors.

Share option transactions for the three months ended March 31, 2014 and 2013 are as follows:

	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,443,000	$ 2.21	6,753,188	$ 1.77
Options exercised	(37,500)	1.82	(285,240)	0.36
Options outstanding - end of period	5,405,500	$ 2.21	6,467,948	$ 1.83

Options exercisable - end of period	4,455,500	$ 2.28	4,849,198	$ 1.82

The following table relates to stock options at March 31, 2014:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,585,000	$1.82	$3,696,550	1.76	2,585,000	$1.82	$3,696,550	1.76
$1.92 - $1.92	950,000	$1.92	1,263,500	7.19	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	583,380	2.84	1,620,500	$2.89	583,380	2.84
$3.00 - $3.00	250,000	$3.00	62,500	4.20	250,000	$3.00	62,500	4.20
$1.82 - $3.00	5,405,500	$2.21	$5,605,930	3.15	4,455,500	$2.28	$4,342,430	2.29

No new options were granted during the three months ended March 31, 2014 and 2013. The Company recorded non-cash compensation expense during the three months ended March 31, 2014 and 2013 of Nil and $0.1 million, respectively for stock options granted in 2013 and prior periods.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas Project or in the event of a change of control.  The Company's Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of March 31, 2014 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.